Fair value measurement (Details) - Recurring ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Assets
Total Assets	¥ 2,000
Wealth management products
Assets
Short-term investments	2,000
Level 2
Assets
Total Assets	2,000
Level 2 | Wealth management products
Assets
Short-term investments	¥ 2,000